Financial Risk Management - Summary of Changes in Loss Allowance for Debt Investments (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	₩ 8,713,778
Ending balance	6,436,999
Debt Investments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	100,565
Remeasurement of loss allowance, net	6,001
Transfer to lifetime ECL - not credit impaired	0
Transfer to lifetime ECL - credit impaired	0
Amounts written off	(16,429)
Recovery of amounts written off	10,501
Business combinations	358
Spin-off	(8,986)
Ending balance	92,010
Debt Investments [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,751
Remeasurement of loss allowance, net	316
Transfer to lifetime ECL - not credit impaired	(306)
Transfer to lifetime ECL - credit impaired	(980)
Amounts written off	0
Recovery of amounts written off	6
Business combinations	0
Spin-off	0
Ending balance	2,787
Debt Investments [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7,995
Remeasurement of loss allowance, net	2,885
Transfer to lifetime ECL - not credit impaired	306
Transfer to lifetime ECL - credit impaired	(2,555)
Amounts written off	0
Recovery of amounts written off	0
Business combinations	0
Spin-off	(2,441)
Ending balance	6,190
Debt Investments [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	88,819
Remeasurement of loss allowance, net	2,800
Transfer to lifetime ECL - not credit impaired	0
Transfer to lifetime ECL - credit impaired	3,535
Amounts written off	(16,429)
Recovery of amounts written off	10,495
Business combinations	358
Spin-off	(6,545)
Ending balance	₩ 83,033